Employee Benefits	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 17 - Employee Benefits

Note 17 - Employee Benefits

A. Composition

Composition of employee benefits:

As at December 31
2019	2018
$ millions	$ millions

Fair value of plan assets	583	518
Termination benefits	(105)	(111)
Defined benefit obligation	(1,004)	(860)
	(526)	(453)

Composition of fair value of the plan assets:

As at December 31
2019	2018
$ millions	$ millions

Equity instruments
With quoted market price	237	200
Without quoted market price	10	-
	247	200
Debt instruments
With quoted market price	197	164
Without quoted market price	111	119
	308	283
Deposits with insurance companies	28	35

	583	518

Note 17 - Employee Benefits (cont'd)

B. Severance pay

1. Israeli companies

Pursuant to Israeli labor laws and the labor contracts in force, the Company and its Israeli subsidiaries are required to pay severance pay to dismissed employees and employees leaving their employment in certain other circumstances. Severance pay is computed based on length of service and generally according to the latest monthly salary and one month’s salary for each year worked.

The liabilities relating to employee severance pay rights are covered as follows:

  Under collective labor agreements, the Group companies in Israel make current deposits in third parties pension plans for some of the employees. These plans generally provide full severance pay coverage.

The severance pay liabilities covered by these plans are not reflected in the financial statements, since all the risks relating to the payment of the severance pay, as described above, have been transferred to the pension funds.

                       The Group companies in Israel make current deposits in insurance policies in respect of employees holding management positions. These policies provide coverage for the severance pay liability in respect of the said personnel. Under employment agreements, subject to certain limitations, these insurance policies are the property of the employees. The amounts funded in respect of these policies are not reflected in the statements of financial position since they are not under the control and management of the Group.
  As to the balance of the liabilities that are not funded, as mentioned above, a provision is recorded in the financial statements based on an actuarial calculation.

2. Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the Group companies have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

C. Pension and early retirement

Some of the Group’s employees in and outside of Israel (some of whom have already left the Group) have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.

Note 17 - Employee Benefits (cont'd)

C. Pension and early retirement (cont'd)

In addition, some Group companies have entered into plans with funds – and with a pension fund for some of the employees – under which such companies make current deposits with that fund which releases them from their liability for making a pension payment under the labor agreements to all of their employees upon reaching a retirement age. The amounts funded are not reflected in the statements of financial position since they are not under the control and management of the Group companies.

D. Post-employment retirement benefits

Some of the retirees of the Group companies receive, aside from the pension payments from a pension fund, benefits that are primarily holiday gifts and paid vacations. The companies’ liability for these costs accrues during the employment period. The Group companies include in their financial statements the projected costs in the post-employment period according to an actuarial calculation.

E. Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2019	2018	2019	2018	2019	2018
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	518	631	(860)	(1,068)	(342)	(437)
Income (costs) included in profit or loss:
Current service costs	-	-	(21)	(24)	(21)	(24)
Interest income (expenses)	15	14	(27)	(26)	(12)	(12)
Past service cost	-	-	5	7	5	7
Effect of movements in exchange rates, net	17	(17)	(31)	37	(14)	20
Included in other comprehensive income:
Actuarial gains (losses) deriving from changes in financial assumptions	-	-	(121)	71	(121)	71
Other actuarial gains (losses)	46	(15)	-	-	46	(15)
Change with respect to translation differences, net	9	(19)	(4)	21	5	2
Other movements:
Benefits paid	(32)	(38)	55	73	23	35
Conversion to defined contribution plans	-	(49)	-	49	-	-
Employer contribution	10	11	-	-	10	11
Balance as at December 31	583	518	(1,004)	(860)	(421)	(342)

The actual return (loss) on plan assets in 2019, is $61 million, compared with $(1) million in 2018 and $42 million in 2017.

Note 17 - Employee Benefits (cont’d)

F. Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2019	2018	2017
%	%	%

Discount rate as at December 31	2.1	3.0	2.7
Future salary increases	3.2	3.3	3.2
Future pension increase	2.1	2.2	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.

G. Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2019
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	16	8	(8)	(16)
Discount rate	(24)	(12)	12	24
Mortality table	(22)	(11)	11	22

H. The Effect of the plans on the Group's future cash flows

The expenses recorded in respect of defined contribution plans in 2019 are $37 million (in 2018 and 2017, $35 million and $37 million, respectively).

The Company’s estimation of the expected deposits in 2020 to funded defined benefit plans is about $9 million.

As at December 31, 2019, the Company estimates that the life of the defined benefit plans, based on a weighted average, is about 14.3 years (2018 – about 13.8 years).

I. Long-term incentive plan

In April 2019, ICL's Board of Directors approved the amendment of the Company's internal long-term incentive framework (hereinafter – New LTI Plan) and accordingly, approved new triennial equity grants for the years 2019-2021, in the form of options exercisable to the Company's ordinary shares. For further information - see Note 20. In addition, a Cash LTI plan was approved, according to which, other senior managers will be awarded with a cash incentive of $32 million in 2022, subject to compliance with certain financial targets over the next three years.